Unaudited Interim Condensed Consolidated Balance Sheet - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 656,468	$ 17,253,120
Restricted cash		851	875
Short-term investments		1,500,000	685,307
Accounts receivable, net		4,259,933	3,780,073
Notes receivable		55,830	10,965
Inventories, net		4,217,946	828,878
Advances to suppliers, net		23,836,085	18,756,368
Prepaid expenses and other current assets		6,216,085	3,322,302
Total current assets		52,214,386	52,895,099
Non-current assets:
Property, plant and equipment, net		6,704,839	3,839,943
Intangible assets, net		2,299,840	2,572,844
Land use right, net		1,646,818	1,646,446
Right-of-use assets, net		63,342	46,652
Goodwill		1,730,582	3,057,943
Deferred tax assets, net		241,846	160,825
Long-term investments		14,988,167	12,190,534
Other non-current assets		2,704,198	5,497,233
Total non-current assets		30,379,632	29,012,420
Total assets		82,594,018	81,907,519
Current liabilities:
Short-term borrowings		2,853,067	1,000,548
Accounts payable		432,402	898,685
Advances from customers		813,268	1,039,310
Income tax payable		390,935	395,433
Lease liabilities, current		29,218	41,570
Accrued expenses and other payables		5,796,090	6,119,355
Current liabilities of discontinued operation		708,773	693,843
Total current liabilities		12,996,105	11,038,957
Non-current liabilities:
Long-term borrowings		6,911,070	4,385,965
Lease liabilities, non-current		32,356
Total non-current liabilities		6,943,426	4,385,965
Total liabilities		19,939,531	15,424,922
Commitments and contingencies (Note 21)
EQUITY
Ordinary shares (par value of $0.04 per share; 12,510,000 shares authorized as of September 30, 2023 and March 31, 2024; 2,552,576 and 2,553,514 shares issued and outstanding as of September 30, 2023 and March 31, 2024, respectively)*	[1]	102,141	102,103
Subscription receivable		(7,800)	(7,800)
Additional paid-in capital		82,162,666	81,801,967
Statutory reserve		335,477	335,477
Accumulated deficits		(18,825,119)	(14,772,562)
Accumulated other comprehensive loss		(3,650,601)	(4,066,713)
Total EZGO Technologies Ltd.’s shareholders’ equity		60,116,764	63,392,472
Non-controlling interests		2,537,723	3,090,125
Total equity		62,654,487	66,482,597
Total liabilities and equity		82,594,018	81,907,519
Related Party
Current assets:
Amount due from related parties, current		11,471,188	8,257,211
Current liabilities:
Amount due to related parties		$ 1,972,352	$ 850,213

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).